Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cumulative Gain (Loss) Adjustment For Non Performance Risk	$ 16	$ (1)
Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	41,090	37,485
Liabilities	1,718	2,187
Fair Value Of Securities Transferred Between Level 1 And Level 2		0
Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	540	1,019
Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	1,178	1,168
Recurring | Retained interest
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets		1
Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	2,413	1,491
Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	277	201
US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	23,715	21,575
State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	4,675	4,259
Residential Mortgage Backed Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,692	1,896
Commercial mortgage backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,063	3,035
Asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	295	412
Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,017	1,222
Fair Value Of Securities Transferred Between Level 1 And Level 2	13
Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,710	2,137
Fair Value Of Securities Transferred Between Level 1 And Level 2	487
U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	2,013	770
Available-for-sale Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	199	458
Trading | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	21	28
Level 1 | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	192	1,823
Liabilities	0	0
Level 1 | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 1 | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 1 | Recurring | Retained interest
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets		0
Level 1 | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Residential Mortgage Backed Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Commercial mortgage backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	61
Level 1 | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	1,317
Level 1 | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 1 | Available-for-sale Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	171	417
Level 1 | Trading | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	21	28
Level 2 | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	44,232	38,241
Liabilities	6,068	6,487
Level 2 | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	4,890	5,319
Level 2 | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	1,178	1,168
Level 2 | Recurring | Retained interest
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets		0
Level 2 | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	9,957	8,178
Level 2 | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 2 | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	20,659	18,788
Level 2 | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	4,560	4,163
Level 2 | Residential Mortgage Backed Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,676	1,810
Level 2 | Commercial mortgage backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,054	3,025
Level 2 | Asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	172	267
Level 2 | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	680	646
Level 2 | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,708	789
Level 2 | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	1,747	545
Level 2 | Available-for-sale Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	19	30
Level 2 | Trading | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Level 3 | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	4,250	4,138
Liabilities	13	14
Level 3 | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	13	14
Level 3 | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Level 3 | Recurring | Retained interest
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets		1
Level 3 | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	40	30
Level 3 | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	277	201
Level 3 | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	3,056	2,787
Level 3 | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	115	96
Level 3 | Residential Mortgage Backed Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	16	86
Level 3 | Commercial mortgage backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	9	10
Level 3 | Asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	123	145
Level 3 | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	337	515
Level 3 | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	2	31
Level 3 | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	266	225
Level 3 | Available-for-sale Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	9	11
Level 3 | Trading | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	(7,584)	(6,717)
Liabilities	(4,363)	(4,314)
Netting Adjustment | Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	(4,363)	(4,314)
Netting Adjustment | Recurring | Other Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Netting Adjustment | Recurring | Retained interest
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets		0
Netting Adjustment | Recurring | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	(7,584)	(6,717)
Netting Adjustment | Recurring | Other Assets
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | US Corporate | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | State and municipal | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Residential Mortgage Backed Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Commercial mortgage backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Asset-backed | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Corporate - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Government - non-U.S. | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | U.S. Government and federal agency | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Available-for-sale Securities | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	0	0
Netting Adjustment | Trading | Recurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets	$ 0	$ 0